Income Taxes - Schedule Deferred tax assets and deferred tax liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Advertising and business promotion expenditure	¥ 5,997	¥ 11,676
Impairment loss	177,368	182,876
Allowance for doubtful accounts	15,431	24,026
Loan loss provision	23,985	23,207
Accrued expense	5,792	2,309
Net operating loss carry forwards	598,975	521,022
Others	4,268	1,204
Less: valuation allowance	(811,324)	(747,354)	¥ (727,508)	¥ (599,633)
Net deferred tax assets	20,492	18,966
Deferred tax liabilities
Identifiable intangible assets from business combination	135,764	118,783
Total deferred tax liabilities	¥ 135,764	¥ 118,783